Other equity interest - Summary of Other Equity Interest (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of Other Equity Interest [Line Items]
Beginning balance	$ 48,360
Evaluation adjustment - The Company	(17,304)	$ (528)	$ (217,785)	$ (46,419)
Ending balance	109,852	$ 3,350	48,360
Financial statements translation differences of foreign operations [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	(656)		(17,369)	(86,025)
Currency translation differences - The company	18,347		16,713	68,656
Ending balance	17,691		(656)	(17,369)
Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	92,110		245,652	307,865
Evaluation adjustment - The Company	(17,304)		(217,785)	(46,419)
Evaluation adjustment - Associates	16,758		12,605	(28,353)
Evaluation adjustment related tax - The Company	3,458		51,638	12,559
Evaluation adjustment transferred to retained earnings -Associates	(2,861)
Ending balance	92,161		92,110	245,652
Equity directly related to non-current assets held for sale [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	(43,094)
Currency translation differences - Non-current assets held for sale	43,094		(43,094)
Ending balance			(43,094)
Other equity interest [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	48,360		228,283	221,840
Currency translation differences - The company	18,347		16,713	68,656
Currency translation differences - Non-current assets held for sale	43,094		(43,094)
Evaluation adjustment - The Company	(17,304)		(217,785)	(46,419)
Evaluation adjustment - Associates	16,758		12,605	(28,353)
Evaluation adjustment related tax - The Company	3,458		51,638	12,559
Evaluation adjustment transferred to retained earnings -Associates	(2,861)
Ending balance	$ 109,852		$ 48,360	$ 228,283